Going concern (Narrative) (Details)	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Going Concern [Abstract]
Net loss and comprehensive loss		$ 2,287,095		$ 1,012,978		$ 1,245,393
Negative cash flow from operations		997,031		762,766		760,572
Working capital deficit		4,722,878		3,452,924
Government backed loan	$ 60,000		$ 60,000				$ 43,796	$ 48,243
Government wage subsidy	0	0	167,388	133,699	$ 85,455	63,792
Government rent subsidy	$ 0	$ 0	$ 38,440	$ 30,613		$ 0